Fair Value of Stock Option Granted Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rates	1.90%	1.80%	1.60%
Expected terms (in years)	5 years 2 months 12 days	5 years 2 months 12 days	5 years
Expected common share price volatilities	43.70%	44.50%	54.70%
Expected dividends	0.00%	6.80%	5.50%
Expected forfeitures	5.30%	4.00%	3.40%